Long-term receivables, investments and other - Equity investments (Details) - CAD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Disclosure of FV of investments in equity instruments designated as measured at FVOCI
Investments in equity securities	[1]	$ 28,916	$ 21,417
Denison [Member]
Disclosure of FV of investments in equity instruments designated as measured at FVOCI
Investments in equity securities		15,507
UEX [Member]
Disclosure of FV of investments in equity instruments designated as measured at FVOCI
Investments in equity securities		8,754
GoviEx [Member]
Disclosure of FV of investments in equity instruments designated as measured at FVOCI
Investments in equity securities		2,313
Other Equity Investments [Member]
Disclosure of FV of investments in equity instruments designated as measured at FVOCI
Investments in equity securities		$ 2,342

[1]

At January 1, 2018, Cameco designated the investments shown below as equity securities at FVOCI because these equity securities represent investments that the Company intends to hold for the long term for strategic purposes . In 2017, these investments were classified as available-for-sale and measured through OCI under IAS 39 (see note 3 ). There were no dividends recognized on any of these investments during the year.